Related Party Transactions - Summary of Transactions Between Related Parties (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of transactions between related parties [line items]
Amount contributed related party transactions	$ 125,000	$ 4,082	$ 120,000	$ 110,000
ASE Cultural and Educational Foundation [member]
Disclosure of transactions between related parties [line items]
Amount contributed related party transactions	25,000	816	20,000	10,000
ASE Environmental Protection And Sustainability Foundation [Member]
Disclosure of transactions between related parties [line items]
Amount contributed related party transactions	$ 100,000	$ 3,266	$ 100,000	$ 100,000